Principal accounting policies (Effect of adoption of IFRS 16) (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Disclosure of financial impact at date of initial application of IFRS 16 [line items]
Decrease in retained earnings	¥ 0
Decrease in non-controlling interests	0
Assets [member]
Disclosure of financial impact at date of initial application of IFRS 16 [line items]
Increase in assets	774,618
Right-of-use assets [member]
Disclosure of financial impact at date of initial application of IFRS 16 [line items]
Increase in assets	13,858,230
Property, plant and equipment [member]
Disclosure of financial impact at date of initial application of IFRS 16 [line items]
Increase in assets	(1,616,551)
Land use rights [member]
Disclosure of financial impact at date of initial application of IFRS 16 [line items]
Increase in assets	(11,450,034)
Other non-current assets [member]
Disclosure of financial impact at date of initial application of IFRS 16 [line items]
Increase in assets	(17,027)
Liabilities [member]
Disclosure of financial impact at date of initial application of IFRS 16 [line items]
Increase in liabilities	774,618
Non-current portion of lease liabilities [member]
Disclosure of financial impact at date of initial application of IFRS 16 [line items]
Increase in liabilities	2,113,533
Current portion of lease liabilities [member]
Disclosure of financial impact at date of initial application of IFRS 16 [line items]
Increase in liabilities	103,259
Other non-current liabilities [member]
Disclosure of financial impact at date of initial application of IFRS 16 [line items]
Increase in liabilities	¥ (1,442,174)